Derivative Instruments - Interest Rate Swap Agreements (Parenthetical) (Detail) In Millions, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)
Derivative [Line Items]
Minimum variable interest rate on Debt	0.30%	0.30%
Maximum variable interest rate on Debt	2.75%	2.75%
Reduced Principal amount denominated Interest rate swaps	$ 92.5	€ 70.1